Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average discount rate	18.00%	20.00%
Operating lease cost	$ 1,324	$ 1,426
Maximum [Member]
Lessee, operating lease, term of contract	10 years
Weighted average discount rate	20.00%
Minimum [Member]
Lessee, operating lease, term of contract	1 year
Weighted average discount rate	18.00%